Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Amount due from related parties

Name of related party	Relationship	Nature	As of March 31, 2025	As of March 31, 2024

Epicsoft Ventures Pte Ltd	Common shareholders	Reimbursement of business expenses	$426	$-
SEGA Corporation	Shareholder of the Company	Recoupable advertising fee receivable	377,904
Jianhao Tan	CEO of Titan Digital	Interest free loan due on demand	-	21,880
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Director loan, interest free, no maturity date	8,873	-
Jianhao Tan Brand Ventures Pte Ltd	Jianhao Tan, the shareholder of JHTB Venture, the CEO of Titan Digital	Expenses paid on behalf	5,131	-
Total			$392,334	$21,880

Prepayment, a related party

Name of related party	Relationship	Nature	As of March 31, 2025	As of March 31, 2024

Nekcom Inc	Equity securities investee	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date	$3,000,000	$-

Accounts payable, a related party

Name of related party	Relationship	Nature	As of March 31, 2025	As of March 31, 2024

SEGA Corporation	Shareholder of the Company	Purchase	$4,567,337	$6,567,480

Amount due to related parties

Name of related party	Relationship	Nature	As of March 31, 2025	As of March 31, 2024

Choo See Wee (“Jacky”)	Chairman of the Company	Loan from Director, interest fee and repayable on demand	$12,293	$482,252
Tan Jian Hao	Shareholder of the Company	Loan from Director, interest fee and repayable on demand	56,127	-
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Loan from Director	-	128
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	197,885	-
Shaun Amah Goz	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	197,885	-
Wong Wan Ping Mario	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	197,885	-
Debbie Soon	Director of Starry Jewelry	Expenses paid on behalf	743	-
Mr. Shaun	Director of 2 Game Dubai	Expenses paid on behalf	20,520	3,636
Total			$683,338	$486,016

Revenue from a related party

		For the years ended March 31,
Name of Related Party	Relationship	2025	2024	2023

SEGA Corporation	Shareholder of the Company	$1,244,899	$42,477	$660,985
Jianhao Tan	CEO of Titan Digital	264,506	-	2,911
		$1,509,405	$42,477	$663,896

Cost of revenue from related parties

			For the years ended March 31,
Name of Related Party	Relationship	Relationship	2025	2024	2023

SEGA Corporation	Shareholder of the Company	Shareholder of the Company	$15,596,454	$17,578,879	$12,388,590
Jianhao Tan	CEO of Titan Digital	CEO of Titan Digital	237,311	667,336	604,258
			$15,833,765	$18,246,215	$12,992,848